Financial Instruments and Risk Management - Fair Value (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Fair Value Disclosures [Abstract]
Long-term Debt, Fair Value	$ 2,262.3	$ 2,438.0
Long-term Debt	2,138.8	2,370.1
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Deferred Compensation	(167.6)	(161.6)
Net Assets Liabilities at Fair Value	(161.6)	(164.4)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	(1.7)	(6.6)
Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	0	1.6
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value		(0.3)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	0
Fair Value, Measurements, Recurring [Member] | Share Option [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	7.7	2.5
Fixed-rate Debt [Member]
Fair Value Disclosures [Abstract]
Long-term Debt	$ 2,138.8	$ 2,263.6